Shareholder Report, Line Graph (Details) 197256_Pacer Lunt MidCap Multi-Factor Alternator ETF_TF_TSR Annual {TF} - USD ($)							12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Jun. 24, 2020	Apr. 30, 2026
Pacer Lunt MidCap Multi-Factor Alternator ETF
Account Value [Line Items]
Line Graph and Table Measure Name							Pacer Lunt MidCap Multi-Factor Alternator ETF NAV
Accumulated Value	$ 17,822	$ 18,525	$ 14,232	$ 13,628	$ 15,604	$ 10,000	$ 23,155
Lunt Capital U.S. MidCap Multi-Factor Rotation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Lunt Capital U.S. MidCap Multi-Factor Rotation Index
Accumulated Value	18,518	19,169	14,612	13,886	15,853	10,000	$ 24,190
S&P Composite 1500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P Composite 1500 Index
Accumulated Value	19,465	17,518	14,350	14,009	14,075	10,000	$ 25,532
S&P MidCap 400 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P MidCap 400 Index
Accumulated Value	$ 17,733	$ 17,523	$ 15,000	$ 14,802	$ 15,922	$ 10,000	$ 22,963